April 30, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares International Equity Factor Rotation Active ETF | IDYN | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares International Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.5%
ANZ Group Holdings Ltd.	8,314	$220,833
Commonwealth Bank of Australia	8,890	1,119,754
Evolution Mining Ltd.	147,284	1,302,159
Fortescue Ltd.	44,538	641,929
Lynas Rare Earths Ltd.(a)	23,532	333,829
National Australia Bank Ltd.	6,315	182,679
Northern Star Resources Ltd.	51,095	783,196
QBE Insurance Group Ltd.	9,108	147,530
South32 Ltd.	30,826	91,354
		4,823,263
Austria — 0.8%
Erste Group Bank AG	5,901	652,037
Raiffeisen Bank International AG	28	1,527
Verbund AG	3,471	261,898
		915,462
Belgium — 2.5%
Anheuser-Busch InBev SA/NV	21,729	1,641,878
Argenx SE(a)	383	300,359
Elia Group SA/NV, Class B	1,355	224,714
UCB SA	1,987	541,043
		2,707,994
Denmark — 1.0%
AP Moller - Maersk A/S, Class A	14	32,850
AP Moller - Maersk A/S, Class B, NVS	19	45,014
Danske Bank A/S	856	44,006
Genmab A/S(a)	1,957	518,167
Orsted A/S(a)(b)	3,233	86,462
Vestas Wind Systems A/S	11,644	358,046
		1,084,545
Finland — 0.9%
Fortum OYJ	7,309	184,136
Nokia OYJ	64,160	815,253
		999,389
France — 8.1%
ArcelorMittal SA	9,664	561,045
AXA SA	23,781	1,146,370
Ayvens SA(b)	65	880
BNP Paribas SA	10,945	1,149,460
Carrefour SA	8,018	159,505
Credit Agricole SA	14,499	283,196
EssilorLuxottica SA	889	188,174
Klepierre SA	16,783	679,983
L'Oreal SA	2,402	1,034,515
Orange SA	28,109	585,295
Pernod Ricard SA	983	73,078
Societe Generale SA	16,026	1,290,093
Vinci SA	10,578	1,599,629
		8,751,223
Germany — 7.8%
Allianz SE, Registered	885	404,208
Commerzbank AG	13,310	550,154
Deutsche Bank AG, Registered	6,463	200,799
Deutsche Boerse AG	1,663	510,205
Deutsche Post AG, Registered	5,356	317,151
Deutsche Telekom AG, Registered	52,588	1,698,626
Hensoldt AG	284	25,626
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	431	257,812
Rheinmetall AG	498	794,215
Security	Shares	Value
Germany (continued)
SAP SE	7,391	$1,240,898
Siemens AG, Registered	883	262,393
Siemens Energy AG(a)	9,546	2,023,005
Talanx AG(a)	443	57,741
Vonovia SE	1,450	39,068
		8,381,901
Hong Kong — 4.0%
AIA Group Ltd.	74,200	814,624
BOC Hong Kong Holdings Ltd.	133,500	767,917
CK Hutchison Holdings Ltd.	44,500	371,583
Galaxy Entertainment Group Ltd., Class L	70,000	298,646
SITC International Holdings Co. Ltd.	183,000	766,216
Sun Hung Kai Properties Ltd.	44,500	779,065
WH Group Ltd.(b)	400,500	486,787
		4,284,838
Ireland — 0.2%
Ryanair Holdings PLC	7,295	191,400
Israel — 3.1%
Azrieli Group Ltd.	4,455	710,573
Bank Hapoalim BM	1,017	27,286
Elbit Systems Ltd.	1,123	934,277
Mizrahi Tefahot Bank Ltd.	4,922	387,033
Phoenix Financial Ltd.	17,569	1,057,102
Tower Semiconductor Ltd.(a)	886	184,634
		3,300,905
Italy — 5.2%
Banco BPM SpA	55,539	809,261
Enel SpA	157,163	1,834,985
Generali	43,522	1,950,307
Poste Italiane SpA(b)	2,839	75,358
Telecom Italia SpA/Milano(a)	57,987	45,762
Telecom Italia SpA/Milano, Preference Shares, NVS	1,944	1,795
UniCredit SpA	10,502	811,619
Unipol Assicurazioni SpA	2,925	76,426
		5,605,513
Japan — 24.9%
Advantest Corp.	7,300	1,363,045
Aeon Co. Ltd.	51,100	492,868
Astellas Pharma, Inc.	7,500	106,288
Central Japan Railway Co.	29,400	705,320
Chugai Pharmaceutical Co. Ltd.	8,100	431,968
Daiichi Life Group, Inc.	22,500	206,003
Ebara Corp.	100	3,421
Fujikura Ltd.	46,100	1,778,676
Fujitsu Ltd.	6,900	138,492
Hitachi Ltd.	28,000	890,354
Hoya Corp.	200	37,349
Ibiden Co. Ltd.	1,000	85,530
IHI Corp.	35,500	648,427
ITOCHU Corp.	89,000	1,102,986
Japan Post Bank Co. Ltd.	5,200	89,233
Kajima Corp.	3,500	136,794
Kawasaki Heavy Industries Ltd.	500	10,279
KDDI Corp.	43,900	718,403
Komatsu Ltd.	6,500	278,317
Konami Group Corp.	700	84,051
Kubota Corp.	2,500	40,811
Lasertec Corp.	100	27,638
Mitsubishi Corp.	40,200	1,287,470
Mitsubishi Electric Corp.	19,600	786,567

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares International Equity Factor Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mitsubishi Estate Co. Ltd.	1,200	$34,198
Mitsubishi Heavy Industries Ltd.	35,000	1,044,606
Mitsubishi UFJ Financial Group, Inc.	59,100	1,061,604
Mitsui & Co. Ltd.	38,900	1,460,536
Mizuho Financial Group, Inc.	19,000	817,051
MS&AD Insurance Group Holdings, Inc.	53,100	1,365,417
NEC Corp.	9,800	260,680
Nexon Co. Ltd.	200	3,376
Nintendo Co. Ltd.	8,400	410,919
NTT, Inc.	79,000	76,951
Obayashi Corp.	2,800	65,830
ORIX Corp.	2,200	74,044
Otsuka Holdings Co. Ltd.	100	7,288
Recruit Holdings Co. Ltd.	3,200	148,240
Resona Holdings, Inc.	500	6,254
Ryohin Keikaku Co. Ltd.	3,700	85,484
SBI Holdings, Inc.	11,300	228,012
Shimizu Corp.	7,300	141,037
SoftBank Group Corp.	28,200	963,278
Sompo Holdings, Inc.	4,700	174,912
Sony Financial Group, Inc.	27,200	24,403
Sony Group Corp.	1,000	20,035
Subaru Corp.	11,400	169,805
Sumitomo Electric Industries Ltd.	15,100	994,097
Sumitomo Metal Mining Co. Ltd.	8,200	504,160
Sumitomo Mitsui Financial Group, Inc.	25,600	903,912
Taisei Corp.	3,300	357,854
Tokio Marine Holdings, Inc.	22,800	1,044,166
Tokyo Electron Ltd.	1,700	500,960
Toyota Motor Corp.	66,600	1,278,414
Toyota Tsusho Corp.	29,600	1,161,971
		26,839,784
Netherlands — 4.4%
ASML Holding NV	2,838	4,102,458
Koninklijke Ahold Delhaize NV, Class N	6,850	321,741
Prosus NV	6,423	310,957
		4,735,156
Portugal — 0.3%
Banco Comercial Portugues SA, Class R	263,002	281,118
Singapore — 2.5%
Keppel Ltd.	18,100	154,925
Keppel REIT	2,011	1,416
Oversea-Chinese Banking Corp. Ltd.	28,600	493,424
Singapore Technologies Engineering Ltd.	93,500	792,364
Singapore Telecommunications Ltd.	356,900	1,292,620
		2,734,749
Spain — 6.0%
Banco Bilbao Vizcaya Argentaria SA	48,053	1,061,126
Banco Santander SA	151,829	1,852,665
CaixaBank SA	97,063	1,235,451
Iberdrola SA	60,249	1,412,490
Indra Sistemas SA	969	55,731
International Consolidated Airlines Group SA, Class DI	163,628	825,456
		6,442,919
Sweden — 3.2%
Nordea Bank Abp	78,135	1,469,320
Sandvik AB	5,766	242,559
Swedbank AB, Class A	8,264	292,126
Telefonaktiebolaget LM Ericsson, Class B	113,315	1,351,734
Security	Shares	Value
Sweden (continued)
Volvo AB, Class B	2,306	$80,380
		3,436,119
Switzerland — 6.8%
ABB Ltd., Registered	7,159	724,059
Barry Callebaut AG, Registered	35	52,460
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	4	49,017
Novartis AG, Registered	20,853	3,081,858
Roche Holding AG, NVS	3,543	1,443,772
Swisscom AG, Registered	267	225,836
UBS Group AG, Registered	14,297	632,668
Zurich Insurance Group AG	1,568	1,093,241
		7,302,911
United Kingdom — 12.8%
3i Group PLC	14,329	498,330
Admiral Group PLC	2,136	98,184
Airtel Africa PLC(b)	31,921	154,166
Antofagasta PLC	5,459	264,749
Associated British Foods PLC	6,675	166,217
AstraZeneca PLC	15,308	2,904,268
Autotrader Group PLC(b)	23,134	155,621
Barclays PLC	155,394	913,392
BT Group PLC	158,054	464,653
Compass Group PLC	25,098	709,194
Diageo PLC	6,594	133,327
Endeavour Mining PLC	822	49,613
Fresnillo PLC	20,588	909,099
Lloyds Banking Group PLC	142,746	194,035
London Stock Exchange Group PLC	1,746	226,555
Next PLC	1,773	312,914
Prudential PLC	24,386	367,486
Reckitt Benckiser Group PLC	9,828	625,341
RELX PLC	28,309	1,032,325
Standard Chartered PLC	35,956	915,613
Tesco PLC	209,946	1,377,140
Vodafone Group PLC	853,866	1,358,625
		13,830,847
Total Long-Term Investments — 99.0% (Cost: $97,536,412)		106,650,036
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(d)	580,000	580,000
Total Short-Term Securities — 0.6% (Cost: $580,000)		580,000
Total Investments — 99.6% (Cost: $98,116,412)		107,230,036
Other Assets Less Liabilities — 0.4%		463,495
Net Assets — 100.0%		$107,693,531

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares International Equity Factor Rotation Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/05/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$580,000 (b)	$—	$—	$—	$580,000	580,000	$4,959	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,148,590	$103,501,446	$—	$106,650,036
Short-Term Securities
Money Market Funds	580,000	—	—	580,000
	$3,728,590	$103,501,446	$—	$107,230,036

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust